CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,294,112	$ 327,436	¥ 4,362,309
Restricted cash	5,362	765	3,781
Short-term investments, net	2,579,000	368,097	250,000
Accounts receivable, net	156,330	22,313	111,251
Receivables from online payment platforms	580,557	82,862	438,458
Inventories, net	2,966,506	423,406	2,500,205
Prepaid expenses and other current assets, net	2,520,657	359,770	1,938,054
Term deposit - current	3,328,423	475,061	1,127,541
Total current assets	14,430,947	2,059,710	10,731,599
Non-current assets:
Property and equipment, net	6,289,986	897,761	5,065,903
Restricted cash	57,459	8,201	40,595
Other non-current assets, net	968,836	138,281	929,165
Deferred tax assets, net	217,036	30,977	271,601
Operating lease, right-of-use assets	7,637,320	1,090,065	5,937,063
Term deposit - non-current	700,000	99,910	150,000
Total non-current assets	15,870,637	2,265,195	12,394,327
Total assets	30,301,584	4,324,905	23,125,926
Current liabilities
Short-term bank borrowings			300,000
Accounts payable	1,103,767	157,539	738,677
Accrued expenses and other current liabilities	4,148,323	592,085	3,034,205
Deferred revenues	156,290	22,307	153,248
Payable for equity litigants settlement	149,900	21,393	119,560
Operating lease liabilities	2,948,353	420,815	2,343,387
Total current liabilities	8,506,620	1,214,139	6,689,077
Non-current liabilities
Long-term bank borrowings			33,600
Deferred tax liabilities	339,797	48,499
Operating lease liabilities	4,315,808	615,990	3,330,529
Total non-current liabilities	4,655,605	664,489	3,364,129
Total liabilities	13,162,225	1,878,628	10,053,206
Commitments and contingencies
Mezzanine equity:
Total Mezzanine equity	1,514,660	216,185	1,514,660
Shareholders' equity:
Additional paid-in capital	17,278,391	2,466,122	16,705,240
Statutory reserves	453,625	64,745	368,046
Accumulated deficits	(2,438,985)	(348,113)	(5,953,788)
Accumulated other comprehensive income	331,642	47,335	438,536
Total Company's ordinary shareholders' equity	15,624,699	2,230,092	11,558,060
Total liabilities, mezzanine equity and shareholders' equity	30,301,584	4,324,905	23,125,926
Class A ordinary shares
Shareholders' equity:
Ordinary shares	24	3	24
Class B ordinary shares
Shareholders' equity:
Ordinary shares	2		2
Convertible senior preferred shares
Mezzanine equity:
Total Mezzanine equity	¥ 1,514,660	$ 216,185	¥ 1,514,660